Cover	Mar. 31, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment to the Current Report on Form 8-K filed by NightFood Holdings, Inc. (the “Company”) on September 10, 2024 (the “Original 8-K”), as amended by the Form 8-K/A filed on December 19, 2024, is being filed in connection with the execution of the Second Amendment to the Share Exchange Agreement, dated March 31, 2025, as amended.
Document Period End Date	Mar. 31, 2025
Entity File Number	000-55406
Entity Registrant Name	NIGHTFOOD HOLDINGS, INC.
Entity Central Index Key	0001593001
Entity Tax Identification Number	46-3885019
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	520 White Plains Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Tarrytown
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10591
City Area Code	(866)
Local Phone Number	291-7778
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false